Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Oct. 20, 2021
Equity [Line Items]
Preferred shares, shares authorized	800,000,000		800,000,000		800,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Convertible common shares	1
Redeemable ordinary shares, shares issued	10,526,300		10,526,300
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized	2,000,000,000	[1]	2,000,000,000	[1]	2,000,000,000
Number of voting shares	1
Ordinary shares, shares issued	26,315,800		26,315,800
Permanent equity, shares issued	15,789,500		15,789,500
Common Class B [Member]
Equity [Line Items]
Ordinary shares, shares authorized	1,000,000,000	[1]	1,000,000,000	[1]	1,000,000,000
Number of voting shares	10
Ordinary shares, shares issued	26,315,800		26,315,800

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.